TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 105,334	$ 778,552
Deferred tax liabilities	1,260,521	225,060
Accrued income tax liabilities	1,400,000	1,500,000
Accrued penalties and arrears interest	0	249,074
Interest and penalty	0	95,267
Accrued liabilities for commissions, expense	600,000	900,000
Income tax examination penalties and interest accrued other	0	116,836
Income tax interest and penality	$ 0	$ 30,642